Unearned Revenue (Narrative) (Details) - USD ($)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Unearned Revenue 1		$ 10,000
Unearned Revenue 2		10,000
Unearned Revenue 3		7,500
Unearned Revenue 4		$ 12,500
Unearned Revenue 1	$ 50,000
Unearned Revenue 2	25,417
Unearned Revenue 3	$ 17,083